VOYAGE REVENUES (Tables)	6 Months Ended
Jun. 30, 2022
VOYAGE REVENUES [Abstract]
Voyage Revenues
Our voyage revenues consist of time charter revenues and spot charter revenues with the following split for the six-month periods ended June 30, 2022 and June 30, 2021:

All amounts in USD ‘000	2022	2021
Spot charter revenues	100,170	92,012
Time charter revenues	24,009	8,381
Total Voyage Revenues	124,179	100,393

Future Minimum Revenues
The future minimum revenues as of June 30, 2022 related to time charter revenues are as follows:

All amounts in USD ‘000	Amount
2022	11,394
2023	17,155
2024	17,202
2025	17,155
2026	17,155
Thereafter	24,561
Future minimum revenues	104,622